Schedule of Investments (unaudited)	iShares® ESG Aware MSCI EAFE ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.4%
Afterpay Ltd.(a)	94,416	$7,230,438
APA Group	1,562,099	10,562,454
Aristocrat Leisure Ltd.	322,955	10,037,503
ASX Ltd.	230,598	14,738,123
Australia & New Zealand Banking Group Ltd.	1,353,454	25,583,103
BlueScope Steel Ltd.	714,091	9,925,348
Brambles Ltd.	2,069,115	14,659,014
Cochlear Ltd.	78,629	12,090,665
Commonwealth Bank of Australia	726,063	47,935,565
Computershare Ltd.	527,407	7,128,188
CSL Ltd.	177,457	38,585,803
Dexus	1,433,747	11,332,975
Fortescue Metals Group Ltd.	1,226,883	14,733,340
Glencore PLC	3,604,760	17,114,652
Goodman Group	426,534	7,444,809
IDP Education Ltd.	259,662	6,474,798
Insurance Australia Group Ltd.	2,261,898	7,104,853
James Hardie Industries PLC	188,297	7,472,444
Lendlease Corp. Ltd.	990,596	7,466,036
Macquarie Group Ltd.	167,078	23,267,681
Mirvac Group	5,484,471	11,104,425
National Australia Bank Ltd.	944,454	18,249,738
Newcrest Mining Ltd.	420,058	6,968,084
Northern Star Resources Ltd.	978,890	6,534,904
Orica Ltd.	673,293	6,796,188
QBE Insurance Group Ltd.	840,324	6,913,858
Ramsay Health Care Ltd.	156,830	7,423,043
Rio Tinto Ltd.	229,117	15,202,538
Rio Tinto PLC	545,892	33,465,422
Santos Ltd.	1,588,500	7,224,469
SEEK Ltd.	291,361	7,149,291
Stockland	2,526,661	7,800,531
Sydney Airport(a)	1,604,273	9,448,672
Transurban Group	1,985,170	19,162,918
Wesfarmers Ltd.	421,887	17,006,023
Westpac Banking Corp.	1,136,013	16,458,438
Woodside Petroleum Ltd.	1,049,022	15,916,053
Woolworths Group Ltd.	301,711	8,735,186
		522,447,573
Austria — 0.5%
Erste Group Bank AG	162,563	7,122,392
OMV AG	351,997	18,692,767
Verbund AG	74,374	7,802,153
		33,617,312
Belgium — 0.8%
Anheuser-Busch InBev SA/NV	399,175	22,274,864
KBC Group NV	206,579	17,340,310
UCB SA	63,758	6,971,905
Umicore SA(b)	160,702	7,858,156
		54,445,235
Denmark — 2.9%
AP Moller - Maersk A/S, Class A	4,899	14,020,671
Carlsberg A/S, Class B	83,731	13,003,318
Coloplast A/S, Class B	43,902	7,171,184
DSV A/S	69,123	15,049,853
Genmab A/S(a)	28,314	10,972,857
GN Store Nord A/S	121,568	7,001,112
Novo Nordisk A/S, Class B	820,899	87,877,211
Security	Shares	Value

Denmark (continued)
Novozymes A/S, Class B	121,418	$9,221,015
Orsted A/S(c)	112,385	14,450,241
Pandora A/S	64,175	7,984,808
Vestas Wind Systems A/S	543,220	18,239,564
		204,991,834
Finland — 1.2%
Kesko OYJ, Class B	333,597	10,474,018
Neste OYJ.	294,319	13,920,380
Nokia OYJ(a)	2,652,602	14,866,915
Nordea Bank Abp	838,606	9,931,582
Orion OYJ, Class B	182,116	7,496,638
Stora Enso OYJ, Class R	434,097	7,372,337
UPM-Kymmene OYJ	389,977	14,140,920
Wartsila OYJ Abp	557,335	7,720,869
		85,923,659
France — 10.9%
Air Liquide SA	124,039	20,484,114
Airbus SE(a)	147,084	16,417,527
Alstom SA(b)	198,669	7,080,926
Amundi SA(c)	85,332	7,099,073
AXA SA	1,161,496	31,927,251
BioMerieux	54,362	7,718,827
BNP Paribas SA	488,872	30,383,208
Bureau Veritas SA	216,976	6,880,190
Capgemini SE	65,330	15,082,840
Cie. de Saint-Gobain	166,593	10,566,939
Cie. Generale des Etablissements Michelin SCA	130,667	19,282,573
CNP Assurances	338,520	8,252,815
Covivio	88,926	7,368,739
Danone SA	416,199	24,478,137
Dassault Systemes SE	360,578	21,735,983
Edenred	147,468	6,596,742
Eiffage SA	73,636	6,858,224
Engie SA	515,784	7,461,645
EssilorLuxottica SA	138,580	27,772,535
Eurazeo SE	82,881	6,800,567
Gecina SA	96,079	12,945,720
Hermes International	11,750	22,050,107
Kering SA	39,652	30,535,608
Klepierre SA	315,843	6,646,201
Legrand SA	71,470	7,851,333
L’Oreal SA	133,115	60,106,420
LVMH Moet Hennessy Louis Vuitton SE	111,081	86,375,944
Orange SA	663,379	7,154,739
Pernod Ricard SA	91,777	21,059,102
Publicis Groupe SA	117,039	7,573,454
Safran SA	118,622	13,249,335
Sanofi	292,471	27,802,968
Schneider Electric SE	313,960	55,719,713
Societe Generale SA	656,838	20,439,033
Teleperformance	19,391	7,976,157
TotalEnergies SE	1,212,634	55,796,640
Unibail-Rodamco-Westfield(a)	101,219	6,662,292
Valeo	266,601	7,684,720
Vinci SA	108,441	10,259,785
Vivendi SE	589,118	7,502,359
Worldline SA(a)(c)	131,032	6,869,970
		772,510,455

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany — 8.2%
adidas AG	95,522	$27,626,657
Allianz SE, Registered	246,029	53,394,983
BASF SE	358,240	23,463,293
Bayerische Motoren Werke AG	186,653	17,891,327
Beiersdorf AG	69,917	6,954,089
Brenntag SE	84,496	7,237,119
Carl Zeiss Meditec AG, Bearer	35,752	7,174,679
Commerzbank AG(a)	944,643	6,634,706
Continental AG(a)	60,386	6,485,416
Daimler AG, Registered	407,929	38,203,780
Delivery Hero SE(a)(c)	66,465	8,820,630
Deutsche Bank AG, Registered(a)	847,686	10,173,781
Deutsche Boerse AG	144,457	22,683,075
Deutsche Post AG, Registered	372,708	22,012,708
Deutsche Telekom AG, Registered	420,289	7,402,417
E.ON SE	1,254,687	15,478,254
Evonik Industries AG	233,793	7,055,503
GEA Group AG	144,506	7,330,547
HeidelbergCement AG	119,536	7,952,905
HelloFresh SE(a)	73,878	7,492,679
Henkel AG & Co. KGaA	110,426	8,200,999
Infineon Technologies AG	655,533	29,638,908
LEG Immobilien SE	50,776	7,104,612
Merck KGaA	108,910	26,917,662
MTU Aero Engines AG	48,260	8,984,361
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	70,811	19,039,983
Puma SE	102,010	12,324,980
SAP SE	568,878	72,902,417
Siemens AG, Registered	335,728	53,520,291
Volkswagen AG	27,119	7,556,380
Vonovia SE	136,497	7,575,040
Zalando SE(a)(c)	128,235	11,662,145
		576,896,326
Hong Kong — 2.6%
AIA Group Ltd.	5,968,400	62,831,986
BOC Hong Kong Holdings Ltd.	4,230,500	12,787,988
Galaxy Entertainment Group Ltd.(a)	1,252,000	6,847,628
Hang Seng Bank Ltd.	533,800	9,439,359
Hong Kong Exchanges & Clearing Ltd.	558,900	30,734,704
MTR Corp. Ltd.(b)	3,529,000	18,795,925
Sands China Ltd.(a)	3,014,000	6,887,918
Sun Hung Kai Properties Ltd.	580,000	7,062,475
Swire Pacific Ltd., Class A	1,388,500	7,666,082
Swire Properties Ltd.	5,842,200	13,866,518
Techtronic Industries Co. Ltd.	482,500	9,923,435
		186,844,018
Ireland — 0.9%
CRH PLC	504,707	24,536,157
Flutter Entertainment PLC, Class DI(a)	59,506	8,149,332
Kerry Group PLC, Class A	124,658	15,353,294
Kingspan Group PLC	66,482	7,708,537
Smurfit Kappa Group PLC	140,926	7,195,288
		62,942,608
Israel — 0.6%
Bank Hapoalim BM	1,203,553	11,700,624
Bank Leumi Le-Israel BM	734,971	7,072,341
CyberArk Software Ltd.(a)(b)	37,730	6,521,631
Isracard Ltd.	1	5
Security	Shares	Value

Israel (continued)
Nice Ltd.(a)	30,519	$8,865,455
Wix.com Ltd.(a)	45,049	6,883,487
		41,043,543
Italy — 1.9%
Amplifon SpA	145,494	7,086,249
Assicurazioni Generali SpA	589,497	11,809,028
Enel SpA	5,335,051	40,425,616
Eni SpA	1,186,300	15,632,804
Intesa Sanpaolo SpA	16,441,591	39,369,525
Nexi SpA(a)(c)	445,274	6,845,079
Prysmian SpA	185,297	6,890,669
UniCredit SpA	568,347	6,862,117
		134,921,087
Japan — 22.8%
Advantest Corp.	81,900	7,149,925
Aeon Co. Ltd.	378,100	8,818,594
Ajinomoto Co. Inc.	243,300	7,295,147
Asahi Group Holdings Ltd.	213,400	7,870,272
Asahi Kasei Corp.	1,411,100	13,193,705
Astellas Pharma Inc.	1,220,000	19,130,026
Azbil Corp.	226,000	9,962,136
Bridgestone Corp.	240,600	9,647,713
Canon Inc.	328,300	7,220,211
Chugai Pharmaceutical Co. Ltd.	389,400	12,614,133
Dai Nippon Printing Co. Ltd.	309,700	7,268,702
Dai-ichi Life Holdings Inc.	537,300	10,764,576
Daiichi Sankyo Co. Ltd.	872,100	21,677,005
Daikin Industries Ltd.	130,700	26,613,677
Daiwa House Industry Co. Ltd.	244,900	7,111,922
Denso Corp.	256,000	18,727,737
East Japan Railway Co.	197,900	12,133,149
Eisai Co. Ltd.	171,000	10,334,443
ENEOS Holdings Inc.	4,218,400	15,659,842
FANUC Corp.	64,200	12,585,918
Fast Retailing Co. Ltd.	28,800	17,050,258
FUJIFILM Holdings Corp.	192,000	15,102,925
Fujitsu Ltd.	135,000	22,313,308
Hankyu Hanshin Holdings Inc.	515,900	15,285,508
Hitachi Construction Machinery Co. Ltd.	229,200	6,621,882
Hitachi Ltd.	470,000	27,531,729
Honda Motor Co. Ltd.	577,500	15,814,701
Hoya Corp.	155,000	24,534,407
Hulic Co. Ltd.	755,700	7,193,641
Ibiden Co. Ltd.	143,500	8,872,958
Idemitsu Kosan Co. Ltd.	346,300	8,908,107
Inpex Corp.	1,311,300	10,729,833
ITOCHU Corp.	1,407,200	40,243,252
Japan Post Holdings Co. Ltd.	969,400	7,341,146
JFE Holdings Inc.	601,600	6,856,919
Kao Corp.	254,800	12,997,758
KDDI Corp.	1,256,300	36,451,740
Keio Corp.	156,400	7,032,288
Keyence Corp.	71,100	43,910,024
Kikkoman Corp.	91,700	7,000,111
Kirin Holdings Co. Ltd.	727,400	11,589,431
Komatsu Ltd.	717,900	16,241,092
Kubota Corp.	525,700	10,938,759
Kurita Water Industries Ltd.	148,700	6,926,255
Kyocera Corp.	185,100	10,970,968

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kyowa Kirin Co. Ltd.	249,000	$6,955,664
Lawson Inc.	149,000	7,305,418
M3 Inc.	131,700	7,079,970
Marubeni Corp.	828,300	7,406,965
Mazda Motor Corp.(a)	938,000	7,567,354
Mitsubishi Chemical Holdings Corp.	899,800	7,034,008
Mitsubishi Corp.	285,000	8,474,319
Mitsubishi UFJ Financial Group Inc.	3,335,300	17,614,990
Mitsui Fudosan Co. Ltd.	338,300	6,953,827
Miura Co. Ltd.	195,000	6,814,900
Mizuho Financial Group Inc.	896,300	11,050,175
MS&AD Insurance Group Holdings Inc.	422,500	12,319,518
Murata Manufacturing Co. Ltd.	223,200	16,374,840
NEC Corp.	156,100	7,042,808
Nidec Corp.	137,700	15,767,687
Nintendo Co. Ltd.	47,508	20,951,876
Nippon Express Co. Ltd.	126,900	7,224,423
Nippon Paint Holdings Co. Ltd.	656,700	6,890,827
Nippon Steel Corp.	548,900	8,092,806
Nippon Telegraph & Telephone Corp.	384,800	10,588,106
Nippon Yusen KK	117,900	7,636,246
Nitto Denko Corp.	98,700	6,842,771
Nomura Holdings Inc.	2,836,500	11,885,401
Nomura Research Institute Ltd.	291,400	12,457,987
NTT Data Corp.	340,600	7,187,954
Obayashi Corp.	917,900	6,741,945
Odakyu Electric Railway Co. Ltd.	368,000	7,087,899
Omron Corp.	261,700	25,144,293
Ono Pharmaceutical Co. Ltd.	345,100	7,611,787
Oriental Land Co. Ltd.	83,300	13,089,332
ORIX Corp.	673,300	13,266,304
Panasonic Corp.	1,434,700	15,641,859
Recruit Holdings Co. Ltd.	590,500	35,854,949
Renesas Electronics Corp.(a)	557,000	7,105,711
Resona Holdings Inc.	3,104,500	11,337,874
Secom Co. Ltd.	156,300	10,580,286
Sekisui Chemical Co. Ltd.	534,800	8,687,552
Sekisui House Ltd.	649,000	12,613,187
Seven & i Holdings Co. Ltd.	195,700	7,882,289
SG Holdings Co. Ltd.	323,600	7,142,388
Shimadzu Corp.	177,900	7,543,021
Shin-Etsu Chemical Co. Ltd.	113,500	18,905,313
Shionogi & Co. Ltd.	208,200	14,534,708
Shiseido Co. Ltd.	128,300	7,354,127
Softbank Corp.	1,795,200	24,710,155
SoftBank Group Corp.	486,000	25,540,289
Sohgo Security Services Co. Ltd.	169,100	7,208,158
Sompo Holdings Inc.	340,900	14,000,087
Sony Group Corp.	638,800	77,939,156
Stanley Electric Co. Ltd.	280,300	7,282,561
Sumitomo Chemical Co. Ltd.	2,809,600	12,887,770
Sumitomo Metal Mining Co. Ltd.	279,700	10,338,117
Sumitomo Mitsui Financial Group Inc.	321,700	10,466,478
Sumitomo Mitsui Trust Holdings Inc.	452,100	14,121,555
Sysmex Corp.	138,200	17,189,698
Takeda Pharmaceutical Co. Ltd.	779,394	20,851,088
TDK Corp.	211,900	8,382,644
Terumo Corp.	299,100	12,180,605
TIS Inc.	242,800	7,539,505
Tokio Marine Holdings Inc.	214,900	10,792,125
Security	Shares	Value

Japan (continued)
Tokyo Century Corp.	143,400	$6,820,326
Tokyo Electron Ltd.	78,100	41,039,182
Tokyo Gas Co. Ltd.	437,500	7,484,636
Tokyu Corp.	573,900	7,932,362
Toray Industries Inc.	2,187,900	12,650,422
TOTO Ltd.	152,200	6,732,856
Toyota Motor Corp.	4,562,500	80,935,326
West Japan Railway Co.	162,300	6,993,951
Yamaha Corp.	133,300	6,841,266
Yamaha Motor Co. Ltd.	430,300	10,821,411
Yaskawa Electric Corp.	171,000	7,632,427
Yokogawa Electric Corp.	379,300	7,110,355
		1,612,308,008
Netherlands — 5.6%
Adyen NV(a)(c)	7,906	21,898,316
Akzo Nobel NV	156,378	16,455,086
Argenx SE(a)	24,936	6,985,974
ASM International NV	16,489	7,411,678
ASML Holding NV	196,819	154,479,376
CNH Industrial NV	752,036	12,344,034
Heineken NV	133,699	13,307,481
ING Groep NV	1,740,757	24,045,859
Just Eat Takeaway.com NV(a)(c)	108,690	6,806,208
Koninklijke Ahold Delhaize NV	497,283	16,733,451
Koninklijke DSM NV	119,409	25,701,172
Koninklijke KPN NV	3,265,579	9,619,351
Koninklijke Vopak NV	10,623	404,624
NN Group NV	136,694	6,792,251
Prosus NV	404,964	32,544,062
Randstad NV	103,650	6,540,408
Stellantis NV	467,400	7,975,592
Wolters Kluwer NV	207,280	23,310,883
		393,355,806
New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	369,100	8,351,092
Ryman Healthcare Ltd.	773,628	6,465,957
Xero Ltd.(a)	81,670	8,295,013
		23,112,062
Norway — 0.9%
Equinor ASA	953,382	23,854,522
Mowi ASA	275,832	6,271,592
Norsk Hydro ASA	1,259,970	8,159,674
Orkla ASA	1,129,201	10,321,788
Telenor ASA	1,219,909	18,025,682
		66,633,258
Portugal — 0.3%
Galp Energia SGPS SA	1,337,737	12,553,915
Jeronimo Martins SGPS SA	335,423	7,309,452
		19,863,367
Singapore — 1.2%
Capitaland Investment Ltd/Singapore(a)	3,348,600	8,245,426
City Developments Ltd.	1,854,300	9,518,166
DBS Group Holdings Ltd.	872,100	18,996,612
Keppel Corp. Ltd.	3,194,200	11,905,718
Oversea-Chinese Banking Corp. Ltd.	2,504,800	20,073,960
United Overseas Bank Ltd.	713,900	13,325,296
		82,065,178

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain — 2.3%
Amadeus IT Group SA(a)	192,413	$12,319,363
Banco Bilbao Vizcaya Argentaria SA	4,142,292	21,960,862
Banco Santander SA	3,703,280	11,514,428
CaixaBank SA	2,647,294	6,834,965
Cellnex Telecom SA(c)	197,656	11,656,945
Endesa SA	393,910	8,860,960
Iberdrola SA	3,322,699	37,320,995
Industria de Diseno Textil SA	677,322	21,410,624
Naturgy Energy Group SA(b)	457,146	12,611,691
Red Electrica Corp. SA	174,858	3,716,774
Repsol SA	1,069,695	11,820,108
		160,027,715
Sweden — 3.9%
Alfa Laval AB	169,527	6,541,274
Assa Abloy AB, Class B	363,524	10,185,807
Atlas Copco AB, Class A	281,831	17,242,095
Atlas Copco AB, Class B	147,211	7,646,075
Boliden AB	549,542	18,944,384
Epiroc AB, Class A	506,634	12,265,462
EQT AB	149,055	8,828,725
Essity AB, Class B	451,326	14,411,768
Evolution AB(c)	72,210	7,581,878
H & M Hennes & Mauritz AB, Class B	499,694	8,808,378
Husqvarna AB, Class B	489,142	6,909,460
ICA Gruppen AB	180,823	10,710,386
Industrivarden AB, Class A	2,545	75,555
Investor AB	295,081	7,128,683
Investor AB, Class B	335,514	7,796,182
Kinnevik AB, Class B(a)	178,671	6,370,204
Nibe Industrier AB, Class B	708,735	10,101,986
Sandvik AB	448,013	11,061,095
Sinch AB(a)(c)	519,512	6,908,162
Skandinaviska Enskilda Banken AB, Class A	488,458	7,103,120
SKF AB, Class B	302,665	6,908,824
Svenska Cellulosa AB SCA, Class B	622,208	10,120,518
Svenska Handelsbanken AB, Class A	662,305	7,007,166
Swedbank AB, Class A	341,575	6,877,538
Tele2 AB, Class B	959,642	13,694,703
Telefonaktiebolaget LM Ericsson, Class B	1,405,540	14,129,140
Telia Co. AB	3,926,981	15,177,684
Volvo AB, Class A	353,110	7,714,415
Volvo AB, Class B	305,037	6,567,319
		274,817,986
Switzerland — 10.7%
ABB Ltd., Registered	1,019,353	35,252,067
Adecco Group AG, Registered	144,370	6,730,609
Alcon Inc.	191,587	15,133,210
Barry Callebaut AG, Registered	2,976	7,040,693
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	602	7,416,393
Coca-Cola HBC AG, Class DI	298,104	9,180,223
Credit Suisse Group AG, Registered	1,047,842	10,117,336
Geberit AG, Registered	22,270	17,003,387
Givaudan SA, Registered	6,848	33,478,149
Kuehne + Nagel International AG, Registered	56,369	16,114,141
Logitech International SA, Registered	103,055	8,219,026
Lonza Group AG, Registered	49,114	39,602,947
Nestle SA, Registered	1,199,706	153,768,406
Novartis AG, Registered	794,968	63,363,511
Security	Shares	Value

Switzerland (continued)
Partners Group Holding AG	6,712	$11,583,889
Roche Holding AG, Bearer	32,319	13,400,954
Roche Holding AG, NVS	291,292	113,723,354
SGS SA, Registered	6,726	20,290,801
Sika AG, Registered	40,817	15,939,076
Sonova Holding AG, Registered	34,085	12,809,771
STMicroelectronics NV	351,694	17,128,128
Straumann Holding AG, Registered	4,917	10,453,283
Swiss Life Holding AG, Registered	18,956	10,879,608
Swiss Re AG	217,296	20,395,519
Swisscom AG, Registered	20,698	11,497,960
Temenos AG, Registered	50,542	6,464,034
UBS Group AG, Registered	1,437,137	24,850,218
VAT Group AG(c)	14,526	7,009,442
Vifor Pharma AG	75,941	8,513,704
Zurich Insurance Group AG	69,163	28,433,566
		755,793,405
Taiwan — 0.2%
Sea Ltd., ADR(a)	40,061	11,540,372

United Kingdom — 13.3%
3i Group PLC	498,650	9,149,199
Antofagasta PLC	533,314	9,750,471
Ashtead Group PLC	226,278	18,203,632
Associated British Foods PLC	283,219	7,229,292
AstraZeneca PLC	693,440	76,025,124
Aviva PLC	1,384,556	7,066,303
BAE Systems PLC	2,033,121	14,806,907
Barclays PLC	8,882,138	21,687,330
Barratt Developments PLC	1,183,000	10,955,587
Berkeley Group Holdings PLC	165,556	9,424,375
BP PLC	12,200,778	52,935,836
British Land Co. PLC (The)	1,188,440	8,035,484
BT Group PLC(a)	4,702,598	9,899,411
Burberry Group PLC	372,881	8,757,803
Coca-Cola Europacific Partners PLC	150,220	7,416,361
Compass Group PLC(a)	518,232	10,109,596
Croda International PLC	142,542	19,116,149
DCC PLC	94,213	6,939,312
Diageo PLC	1,324,080	66,823,978
Entain PLC(a)	296,098	6,581,412
Experian PLC	161,976	7,272,050
Ferguson PLC	163,970	24,960,764
GlaxoSmithKline PLC	2,183,118	44,324,048
HSBC Holdings PLC	9,152,163	50,578,497
Informa PLC(a)	1,077,239	6,671,010
InterContinental Hotels Group PLC(a)	109,136	6,484,680
Intertek Group PLC	141,472	10,018,290
J Sainsbury PLC	2,771,736	10,182,945
Johnson Matthey PLC	264,968	7,361,342
Kingfisher PLC	2,217,781	9,319,616
Land Securities Group PLC	732,224	7,079,681
Legal & General Group PLC	2,749,534	10,271,976
Lloyds Banking Group PLC	34,690,501	21,540,823
London Stock Exchange Group PLC	122,164	10,583,156
Melrose Industries PLC	3,273,938	6,313,552
Mondi PLC	588,717	13,448,165
National Grid PLC	2,318,057	30,758,421
Natwest Group PLC	3,262,589	9,193,040
Next PLC	66,364	6,933,374

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Ocado Group PLC(a)	309,303	$7,383,811
Pearson PLC	871,697	6,892,843
Prudential PLC	843,035	14,239,915
Reckitt Benckiser Group PLC	314,102	25,443,203
RELX PLC	1,172,258	36,364,185
Rentokil Initial PLC	895,701	7,294,272
Rolls-Royce Holdings PLC(a)	3,859,859	6,288,439
Schroders PLC	231,692	10,566,049
Segro PLC	1,322,270	24,712,124
Smiths Group PLC	377,250	7,205,177
SSE PLC	729,955	15,007,056
St. James’s Place PLC	350,363	7,214,129
Standard Chartered PLC	1,195,046	6,576,474
Tesco PLC	2,543,722	9,382,418
Unilever PLC	1,045,029	53,372,745
Vodafone Group PLC	11,530,187	16,716,661
Whitbread PLC(a)	176,615	6,583,435
WPP PLC	606,411	8,417,052
		943,868,980
Total Common Stocks — 99.4%
(Cost: $6,237,780,860)		7,019,969,787

Preferred Stocks

Germany — 0.1%
Sartorius AG, Preference Shares, NVS.	11,672	8,029,530

Total Preferred Stocks — 0.1%
(Cost: $2,955,840)		8,029,530

Rights

Germany — 0.0%
Vonovia SE (Expires 12/07/21)(a)	157,757	556,417

Total Rights — 0.0%
(Cost: $0)		556,417
Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	25,358,951	$25,369,095
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	1,810,000	1,810,000
		27,179,095
Total Short-Term Investments — 0.4%
(Cost: $27,180,379)		27,179,095

Total Investments in Securities — 99.9%
(Cost: $6,267,917,079)		7,055,734,829

Other Assets, Less Liabilities — 0.1%		8,944,710

Net Assets — 100.0%		$7,064,679,539

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,009,959	$14,360,833	(a)	$—	$(413)	$(1,284)	$25,369,095	25,358,951	$96,410	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,190,000	620,000	(a)	—	—	—	1,810,000	1,810,000	15		—
					$(413)	$(1,284)	$27,179,095		$96,425		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI EAFE ETF
November 30, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	58	12/09/21	$9,670	$(707,829)
SPI 200 Index	32	12/16/21	4,094	(58,367)
Euro STOXX 50 Index	304	12/17/21	14,010	(159,413)
FTSE 100 Index	80	12/17/21	7,514	(73,652)
				$(999,261)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$134,707,440	$6,885,262,347	$—	$7,019,969,787
Preferred Stocks	—	8,029,530	—	8,029,530
Rights	556,417	—	—	556,417
Money Market Funds	27,179,095	—	—	27,179,095
	$162,442,952	$6,893,291,877	$—	$7,055,734,829
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(999,261)	$—	$(999,261)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares